Fair Value Measurements (Details) - USD ($)	9 Months Ended
	Aug. 31, 2026	Aug. 31, 2025	Nov. 30, 2025	Nov. 30, 2024
Fair Value Measurements [Line Items]
Cash	$ 1,522		$ 432
Trust account for working capital purposes	175,000
Initial Public Offering [Member]
Fair Value Measurements [Line Items]
Initial public offering	$ 3,404,000
Price per public rights	$ 0.148
U.S. Treasury Securities [Member]
Fair Value Measurements [Line Items]
Cash	$ 567
Investments held in Trust Account – money market funds	$ 235,645,248